Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2019 and 2018, property and equipment consist of the following:

	December 31,
	2019	2018
Electronic equipment	$12,714,533	$11,512,111
Office furniture and equipment	3,760,690	2,272,278
Motor vehicles	760,635	694,844
Construction in progress	438,709	344,348
Computer software	1,121,528	713,021
Leasehold improvements	3,466,295	2,704,269
Total property and equipment	22,262,390	18,240,871

Accumulated depreciation	(12,146,608)	(9,950,411)

Property and equipment, net	$10,115,782	$8,290,460

Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 were $3,404,912, $2,635,242, and $1,852,152, respectively.

For the years ended December 31, 2019, 2018 and 2017, the Company acquired property and equipment on credit in the amount of $24,512, $88,112 and $267,856, among which $0, $0 and $15,539 were acquired through a related party, respectively.